Income Taxes (Components of Deferred Tax Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Deferred tax assets:
Operating loss carryforwards for tax purposes	¥ 483,590	¥ 550,824
Accrued pension and severance costs	131,262	89,797
Film costs	175,439	177,741
Warranty reserves and accrued expenses	96,327	103,695
Future insurance policy benefits	27,419	25,304
Inventory	38,219	35,478
Depreciation	48,339	57,140
Tax credit carryforwards	145,011	105,645
Reserve for doubtful accounts	10,179	9,455
Impairment of investments	47,083	22,444
Other	140,218	165,552
Gross deferred tax assets	1,359,422	1,367,513
Less: Valuation allowance	(1,055,858)	(1,077,622)
Total deferred tax assets	303,564	289,891
Deferred tax liabilities:
Insurance acquisition costs	(144,207)	(150,677)
Future insurance policy benefits	(132,521)	(112,996)
Unrealized gains on securities	(97,745)	(94,065)
Intangible assets acquired through stock exchange offerings	(23,794)	(24,927)
Undistributed earnings of foreign subsidiaries and corporate joint ventures	(33,933)	(35,076)
Investment in M3	(35,666)	(37,342)
Other	(53,750)	(66,556)
Gross deferred tax liabilities	(621,241)	(605,111)
Net deferred tax liabilities	(317,677)	(315,220)
Pictures
Deferred tax assets:
Deferred revenue in the Pictures segment	16,336	24,438
Deferred tax liabilities:
Unbilled accounts receivable in the Pictures segment	¥ (99,625)	¥ (83,472)